Intangible Assets - Summary of Amortization of Intangible Assets Allocated (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 781	¥ 924	¥ 779
Cost of Revenues [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	578	722	577
Selling and Marketing Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	10	11	19
General and Administrative Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 193	¥ 191	¥ 183